INVESTMENTS IN NONCONSOLIDATED AFFILIATES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended
	Jan. 30, 2015	Jan. 07, 2015	Jan. 07, 2015	Jan. 30, 2015	Apr. 08, 2015
Feedstock tipping fee excess profits rate			80.00%
Rhode Island Development and Indemnification Agreement [Member]
Ownership percentage					30.00%
Feedstock tipping fee excess profits rate		80.00%
Business combination, assets and liabilities arising from contingencies, amount recognized, net					$ 1,482,000
Amended OERI Purchase Agreement [Member]
Ownership percentage					22.75%
Development fees and reimbursements received					$ 563,000
York Renewable Energy Partners LLC [Member]
Payments to be received upon operation of project	$ 587,000
Ownership percentage	25.00%			25.00%
Unpaid rate of return				9.00%
Feedstock tipping fee excess profits rate				20.00%
Unpaid rate of return upon liquidation				9.00%
Business combination, assets and liabilities arising from contingencies, amount recognized, net	$ 1,250,000			$ 1,250,000
York Renewable Energy Partners LLC [Member] | Amended OERI Purchase Agreement and New OERI Purchase Agreement [Member]
Feedstock tipping fee excess profits rate			20.00%
Unpaid rate of return upon liquidation			9.00%